Employee Share Ownership Plans - Summary of Employee Share Awards (Detail) - 12 months ended Jun. 30, 2021	shares a yr $ / shares	shares a yr £ / shares
BHP Group Limited [Member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	377,140	377,140
Number of awards issued during the year	74,796	74,796
Number of awards vested and exercised	251,148	251,148
Number of awards lapsed	3	3
Number of awards at the end of the financial year	200,785	200,785
Weighted average remaining contractual life (years) | yr	0.5	0.5
Weighted average share price at exercise date | $ / shares	$ 39.06
BHP Group Limited [Member] | CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards issued during the year	276,944	276,944
Number of awards lapsed	60,604	60,604
Number of awards at the end of the financial year	216,340	216,340
Weighted average remaining contractual life (years) | yr	2.2	2.2
BHP Group Limited [Member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	12,041	12,041
Number of awards vested and exercised	12,041	12,041
Weighted average share price at exercise date | $ / shares	$ 39.06
BHP Group Limited [Member] | LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	4,937,506	4,937,506
Number of awards issued during the year	654,790	654,790
Number of awards vested and exercised	653,170	653,170
Number of awards lapsed	1,395,906	1,395,906
Number of awards at the end of the financial year	3,543,220	3,543,220
Weighted average remaining contractual life (years) | yr	1.6	1.6
Weighted average share price at exercise date | $ / shares	$ 39.06
BHP Group Limited [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	11,159,990	11,159,990
Number of awards issued during the year	3,502,112	3,502,112
Number of awards vested and exercised	4,161,573	4,161,573
Number of awards lapsed	547,012	547,012
Number of awards at the end of the financial year	9,953,517	9,953,517
Number of awards vested and exercisable at the end of the financial year	51,247	51,247
Weighted average remaining contractual life (years) | yr	1.2	1.2
Weighted average share price at exercise date | $ / shares	$ 39.16
BHP Group Limited [Member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	4,057,382	4,057,382
Number of awards issued during the year	2,536,374	2,536,374
Number of awards vested and exercised	1,694,880	1,694,880
Number of awards lapsed	359,682	359,682
Number of awards at the end of the financial year	4,539,194	4,539,194
Weighted average remaining contractual life (years) | yr	1.3	1.3
Weighted average share price at exercise date | $ / shares	$ 45.49
BHP Group Limited [Member] | Transitional and Commencement KMP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards issued during the year | a	77,000	77,000
Number of awards at the end of the financial year | a	77,000	77,000
Weighted average remaining contractual life (years) | yr	1.2	1.2
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	218,403	218,403
Number of awards issued during the year	82,404	82,404
Number of awards vested and exercised	70,569	70,569
Number of awards lapsed	54,189	54,189
Number of awards at the end of the financial year	176,049	176,049
Weighted average remaining contractual life (years) | yr	1.1	1.1
Weighted average share price at exercise date | £ / shares		£ 17.89
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	229,462	229,462
Number of awards issued during the year	125,493	125,493
Number of awards vested and exercised	103,128	103,128
Number of awards lapsed	19,060	19,060
Number of awards at the end of the financial year	232,767	232,767
Weighted average remaining contractual life (years) | yr	1.3	1.3
Weighted average share price at exercise date | £ / shares		£ 20.57